Capital disclosures and analysis of changes in net debt - Disclosure of changes in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	$ (63,230)	$ (58,300)
Cash and cash equivalents at beginning of year	25,586	23,484	[1]	$ 26,389	[1]
Net debt at beginning of year	(37,819)	(35,513)
Effect of adjustment on adoption of IFRS 9 on finance debt	0	0
Effect of adjustment on adoption of IFRS 9 on cash and cash equivalents	(11)	0
Effect of adjustment on adoption of IFRS 9 on new debt	11	0
Exchange adjustments impact on finance debt	259	(1,324)
Exchange adjustments impact on cash and cash equivalents	(330)	544		(820)
Exchange adjustments impact on net debt	(71)	(780)
Net financing cash flow impact on finance debt	(3,505)	(2,236)
Net financing cash flow impact on cash and cash equivalents	(2,777)	1,558
Net financing cash flow impact on net debt	(5,922)	(962)
Fair value impact on finance debt	856	(1,314)
Fair value impact on cash and cash equivalents	0	0
Fair value impact on net debt	(142)	(32)
Other movements of impact on finance debt	(179)	(56)
Other movements of impact on cash and cash equivalents	0	0
Other movements of impact on net debt	(179)	(532)
Finance debt at end of year	(65,799)	(63,230)		(58,300)
Cash and cash equivalents at end of year	22,468	25,586		23,484	[1]
Net debt at end of year	(44,144)	(37,819)		(35,513)
Debt Hedges
Disclosure of detailed information about hedges [line items]
Hedge accounted derivatives at beginning of year	(175)	(697)
Effect of adjustment on adoption of IFRS 9 on hedging instruments	0	0
Exchange adjustments impact on hedge accounted derivatives	0	0
Net financing cash flow impact on hedging accounted derivatives	360	(284)
Fair value impact on finance debt	(193)	1,086
Fair value impact on hedge accounted derivatives	(998)	1,282
Other movements of impact on hedge accounted derivatives	0	(476)
Hedge accounted derivatives at end of year	$ (813)	$ (175)		$ (697)

[1]	a See Note 1 for further information.